Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in gross carrying amounts of goodwill (in thousands)
Goodwill
October 1, 2014	$3,431
No activity	—
September 30, 2015	3,431
No activity	—
September 30, 2016	3,431
No activity	—
September 30, 2017	$3,431

Identifiable intangible assets gross amounts and accumulated amortization (in thousands)

	September 30, 2017		September 30, 2016
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value (useful life 10.5 years)	4,004	2,997	4,004	2,844
Trade name (useful life 3.5 years)	72	72	72	60
Non-compete (useful life 5 years)	62	48	62	36
	$4,138	$3,117	$4,138	$2,940

Estimated amortization expense for five succeeding years (in thousands)
Amount
2018	$166
2019	154
2020	153
2021	153
2022	153
Total	$779